Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 301,378
Weighted Average Interest Rate	4.17%
Weighted Average Remaining Term (Month)	25 years 210 days
Number of Loans	2,314
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 93,698
Weighted Average Interest Rate	3.17%
Weighted Average Remaining Term (Month)	10 years 300 days
Number of Loans	964
Adjustable Rate [Member]
Loan Principal Balance	$ 53
Weighted Average Interest Rate	4.38%
Weighted Average Remaining Term (Month)	22 years 150 days
Number of Loans	2